Cash Flow Information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Real estate under operating leases transferred from installment loans as a result of real estate collateral acquired from non-recourse loans	¥ 226	¥ 1,273	¥ 15,963
Assets decreased due to deconsolidation of VIEs	4,313		7,234
Liabilities decreased due to deconsolidation of VIEs	¥ 2,304		¥ 12,181